Prepayments and Other Receivables - Summary of Prepayments and Other Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Value added tax recoverable	¥ 185	¥ 188
Refundable advanced payment on acquisition of aircraft		538
Prepayments and other receivables	11,198	14,093
Cost [member]
Disclosure of financial assets [Line Items]
Value added tax recoverable	7,997	6,991
Value added tax refundable	174	800
Subsidy receivable	1,421	2,072
Prepaid corporate income tax	347	608
Advance to suppliers	121	129
Rebate receivables on aircraft acquisitions	90	1,582
Amounts due from related parties (note 49(c)(i))	769	776
Deposits relating to aircraft held under leases	7	29
Other deposits	161	168
Others	380	663
Prepayments and other receivables	11,467	14,356
Impairment [member]
Disclosure of financial assets [Line Items]
Prepayments and other receivables	¥ (269)	¥ (263)